Federated Hermes Total Return Government Bond Fund
Portfolio of Investments
May 31, 2023 (unaudited)
Principal Amount or Shares		Value
	U.S. TREASURIES—53.2%
	U.S. Treasury Bonds—12.9%
$ 2,000,000	2.375%, 2/15/2042	$ 1,562,469
2,250,000	2.500%, 2/15/2045	1,744,840
1,800,000	2.875%, 5/15/2052	1,488,881
2,000,000	3.000%, 8/15/2048	1,690,569
4,500,000	3.250%, 5/15/2042	4,037,002
1,000,000	3.375%, 8/15/2042	912,864
7,250,000	3.375%, 11/15/2048	6,568,613
4,500,000	3.625%, 2/15/2053	4,317,990
1,000,000	4.000%, 11/15/2052	1,027,057
	TOTAL	23,350,285
	U.S. Treasury Notes—40.3%
1,500,000	0.250%, 8/31/2025	1,371,341
1,250,000	0.375%, 4/30/2025	1,157,102
1,500,000	0.750%, 5/31/2026	1,361,614
4,000,000	1.125%, 10/31/2026	3,639,095
3,500,000	1.250%, 9/30/2028	3,072,900
5,000,000	1.500%, 10/31/2024	4,774,864
5,500,000	1.625%, 9/30/2026	5,098,166
3,000,000	1.750%, 3/15/2025	2,855,798
1,500,000	2.000%, 6/30/2024	1,450,488
3,500,000	2.250%, 3/31/2026	3,331,260
1,250,000	2.250%, 8/15/2027	1,172,078
4,000,000	2.625%, 4/15/2025	3,865,324
1,100,000	2.625%, 7/31/2029	1,032,110
12,000,000	2.750%, 4/30/2027	11,494,197
1,000,000	2.750%, 5/31/2029	945,820
3,000,000	3.125%, 8/31/2027	2,912,426
4,000,000	3.250%, 8/31/2024	3,916,635
3,000,000	3.250%, 6/30/2027	2,927,207
5,500,000	3.250%, 6/30/2029	5,345,629
2,000,000	3.500%, 1/31/2028	1,973,060
2,000,000	3.500%, 1/31/2030	1,972,730
2,000,000	3.625%, 3/31/2028	1,984,688
1,500,000	3.625%, 3/31/2030	1,492,266
2,000,000	3.875%, 11/30/2027	2,003,328
2,000,000	3.875%, 11/30/2029	2,014,604
	TOTAL	73,164,730
	TOTAL U.S. TREASURIES (IDENTIFIED COST $99,694,037)	96,515,015
	MORTGAGE-BACKED SECURITIES—37.8%
	Federal Home Loan Mortgage Corporation—17.2%
990,121	2.500%, 10/1/2049	853,661
1,759,070	2.500%, 10/1/2051	1,503,988
601,760	3.000%, 12/1/2049	537,982
7,029,357	3.000%, 1/1/2052	6,230,522

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 4,220,037	3.000%, 3/1/2052	$ 3,740,131
576,088	3.500%, 1/1/2047	536,651
5,879,959	3.500%, 5/1/2052	5,399,349
1,042,799	4.000%, 3/1/2046	1,001,375
546,576	4.000%, 4/1/2048	520,432
881,899	4.000%, 7/1/2048	842,733
1,826,712	4.500%, 7/1/2052	1,776,324
1,670,719	5.000%, 9/1/2052	1,652,639
3,755,479	5.000%, 10/1/2052	3,701,931
2,895,106	5.500%, 9/1/2052	2,903,229
	TOTAL	31,200,947
	Federal National Mortgage Association—20.6%
4,681,456	2.000%, 2/1/2052	3,871,476
1,707,619	2.000%, 3/1/2052	1,410,568
1,438,654	2.500%, 11/1/2049	1,240,376
4,619,328	2.500%, 4/1/2052	3,965,360
2,856,002	3.000%, 7/1/2046	2,569,146
2,268,795	3.000%, 5/1/2051	2,028,156
5,216,868	3.000%, 5/1/2051	4,635,828
668,659	3.500%, 10/1/2047	618,915
1,345,068	3.500%, 4/1/2048	1,249,208
5,401,493	3.500%, 3/1/2052	4,959,992
216,892	4.000%, 2/1/2048	207,463
533,443	4.000%, 2/1/2048	510,085
20,842	5.000%, 1/1/2035	21,021
1,725,952	5.000%, 8/1/2052	1,701,881
1,956,451	5.000%, 9/1/2052	1,927,240
9,672	5.500%, 6/1/2025	9,666
3,527,685	5.500%, 11/1/2052	3,525,623
13,835	6.000%, 2/1/2026	13,819
12,454	6.000%, 4/1/2026	12,445
30,151	6.000%, 7/1/2034	31,131
2,874,162	6.000%, 12/1/2052	2,907,802
	TOTAL	37,417,201
	Government National Mortgage Association—0.0%
12,092	6.000%, 1/20/2029	12,266
6,149	6.000%, 3/15/2032	6,219
12,918	6.500%, 10/15/2031	13,371
83	7.500%, 10/15/2026	85
6,653	7.500%, 10/15/2027	6,828
	TOTAL	38,769
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $70,974,929)	68,656,917
	GOVERNMENT AGENCIES—4.3%
	Federal Home Loan Bank System—3.3%
6,000,000	5.000%, 2/28/2025	6,038,283
	Tennessee Valley Authority Bonds—1.0%
1,750,000	4.875%, 1/15/2048	1,735,666
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $8,651,784)	7,773,949

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.6%
		Agency Commercial Mortgage-Backed Securities—1.6%
$ 1,076,000		FHLMC REMIC, Series K151, Class A2, 3.800%, 10/25/2032	$ 1,025,348
2,000,000		FHLMC REMIC, Series K750, Class A2, 3.000%, 9/25/2029	1,857,122
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,806,491)	2,882,470
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.3%
	[1]	Federal Home Loan Mortgage Corporation—0.2%
19,917		REMIC, Series 2411, Class FJ, 5.457% (1-month USLIBOR +0.350%), 12/15/2029	19,723
63,290		REMIC, Series 2458, Class FB, 6.107% (1-month USLIBOR +1.000%), 1/15/2032	63,620
11,367		REMIC, Series 2534, Class FI, 6.007% (1-month USLIBOR +0.900%), 2/15/2032	11,391
278,762		REMIC, Series 3322, Class FB, 5.497% (1-month USLIBOR +0.390%), 5/15/2037	273,554
		TOTAL	368,288
	[1]	Federal National Mortgage Association—0.2%
54,155		REMIC, Series 370, Class F21, 5.438% (1-month USLIBOR +0.300%), 6/25/2036	53,196
16,345		REMIC, Series 1999-51, Class F, 5.607% (1-month USLIBOR +0.500%), 9/17/2029	16,323
85,138		REMIC, Series 2006-58, Class FP, 5.438% (1-month USLIBOR +0.300%), 7/25/2036	83,720
150,099		REMIC, Series 2006-85, Class PF, 5.518% (1-month USLIBOR +0.380%), 9/25/2036	148,191
118,675		REMIC, Series 2007-46, Class FA, 5.508% (1-month USLIBOR +0.370%), 5/25/2037	115,646
		TOTAL	417,076
		Government National Mortgage Association—0.9%
761,078		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	717,255
1,088,363		REMIC, Series 2016-11, Class A, 2.500%, 8/16/2054	919,220
		TOTAL	1,636,475
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,640,436)	2,421,839
	[1]	ADJUSTABLE RATE MORTGAGE—0.0%
		Federal Home Loan Mortgage Corporation ARM—0.0%
13,485		3.965%, 7/1/2035 (IDENTIFIED COST $13,355)	13,699
		INVESTMENT COMPANY—1.1%
1,943,826		Federated Hermes Government Obligations Fund, Premier Shares, 4.95%[2] (IDENTIFIED COST $1,943,826)	1,943,826
		TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $186,724,858)	180,207,715
		OTHER ASSETS AND LIABILITIES - NET—0.7%[3]	1,272,105
		TOTAL NET ASSETS—100%	$181,479,820
At May 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 5-Year Long Futures	103	$11,235,047	September 2023	$39,927
United States Treasury Notes 10-Year Long Futures	32	$3,663,000	September 2023	$27,634
Short Futures:
United States Treasury Long Bond Short Futures	22	$2,823,562	September 2023	$(45,081)
United States Treasury Notes 10-Year Ultra Short Futures	21	$2,529,516	September 2023	$(27,701)
United States Treasury Ultra Bond Short Futures	4	$547,500	September 2023	$(10,228)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(15,449)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

The average notional value of long and short futures contracts held by the Fund throughout the period was $8,604,471 and $3,841,985, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2023, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 2/28/2023	$1,732,169
Purchases at Cost	$16,102,308
Proceeds from Sales	$(15,890,651)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 5/31/2023	$1,943,826
Shares Held as of 5/31/2023	1,943,826
Dividend Income	$33,630

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$96,515,015	$—	$96,515,015
Mortgage-Backed Securities	—	68,656,917	—	68,656,917
Government Agencies	—	7,773,949	—	7,773,949
Commercial Mortgage-Backed Securities	—	2,882,470	—	2,882,470
Collateralized Mortgage Obligations	—	2,421,839	—	2,421,839
Adjustable Rate Mortgage	—	13,699	—	13,699
Investment Company	1,943,826	—	—	1,943,826
TOTAL SECURITIES	$1,943,826	$178,263,889	$—	$180,207,715
Other Financial Instruments:[1]
Assets	$67,561	$—	$—	$67,561
Liabilities	(83,010)	—	—	(83,010)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(15,449)	$—	$—	$(15,449)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit